Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	216,438.55
Total Transaction Valuation	1,567,259,610.00
Total Offset Amount	0.00
Net Fee	$ 216,438.55
Offering Table N/A
Offset Table N/A	N/A